Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000194849 | California
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000194849 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000194849 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000194849 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000194849 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000194849 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000194849 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000194849 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000194849 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000194849 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194849 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000194849 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000194849 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000194850 | California
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000194850 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000194850 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000194850 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000194850 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000194850 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000194850 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000194850 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000194850 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000194850 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194850 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000194850 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000194850 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	17.70%